Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 3,151	$ 776	$ 1,511
Percentage of ordinary share capital repurchased		3.40%
Percentage of number of shares held in treasury		5.20%	5.40%	5.90%
Movement in shares held in treasury to ordinary share capital, percent		0.30%	0.30%	0.50%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote		2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends		10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote		1
Ordinary share repurchase (in shares) | shares	288,000	706,701	120,058	235,951
Payments to acquire or redeem entity's shares	$ 1,535	$ 3,151
Transaction costs for repurchase of ordinary shares	$ 8	$ 17